UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Annuity Portfolios
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2008

Item 1: Report(s) to Shareholders.

Large-Cap Blend
Schwab MarketTrack Growth Portfolio IItm

Balanced Annual report for the period ended December 31, 2008

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

Over the past year, the U.S. financial marketplace experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since August of 2007 following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September of 2008, the U.S. Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and Government intervention in AIG, among other events. In this erratic environment, investors became extremely cautious of all but U.S. Government-backed assets, such as U.S. Treasuries, and in many cases preferred safety and liquidity over yield.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment and consumer confidence showed no signs of rebounding at the end of the year as the economy fell deeper into a recession. The GDP growth rate contracted -0.5% in the third quarter, reflecting the sharp downturn in personal consumption and housing investments. The number of unemployed grew by 3.6 million during the 12-month period, resulting in a 7.2% unemployment rate in December. Continued weakening of the global economy was also evident in the fourth quarter as energy demand slowed and oil prices dropped to less than $40 a barrel after surging to a record $147 in July. Although lower gas prices provided much-needed relief for consumers, the economic outlook remained bleak on the expectation of continued slowing given the persistence of broad-based turmoil. In December, the Consumer Confidence Index reached an all-time low of 38.0, sliding from 44.7 in November, while retail sales dropped -2.7%.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns for the year were solidly negative in all major sectors. For the year ending December 31, 2008, the S&P 500 Index was down -37.00%. By comparison, the Russell 1000 Index was down -37.60%. In the S&P 500, Financials returned -56.95% for the year, followed by Materials and Information Technology, which were down -47.05% and -43.68%, respectively. Though still negative, relatively better performing sectors were Consumer Staples and Health Care, down -17.66% and -24.48%, respectively. In general, stock prices experienced heightened volatility throughout the period, exacerbated by forced selling in large institutional funds, a flight to the safety of cash and government-backed assets, and a number of dramatic market events, such as the collapse of Bear Stearns and Lehman Brothers.

In an attempt to stabilize market conditions, the Government instituted a variety of stimulus measures, including a $700 billion financial rescue package. Additionally, the Federal Reserve lowered the Federal Funds Rate to a target range of 0% to 0.25%, its seventh rate cut in 2008. Although inflation was a concern earlier in the period, as the economy slowed and the prices of many commodities declined significantly in the latter half of the year, the Fed decided that thawing credit markets and stimulating the economy outweighed inflation concerns. Despite these interventionist moves, market volatility persisted and credit remained tight.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-37.00%	S&P 500® Index: measures U.S. large-cap stocks

-33.79%	Russell 2000® Index: measures U.S. small-cap stocks

-43.06%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.24%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

1.77%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Growth Portfolio II 1

Portfolio Management

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the portfolio. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing subadvisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. He was appointed portfolio manager in 2008. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the equity portions of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Steve Hung, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolio. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolio. He joined the firm in 1999 and has worked in fixed-income and asset management since 1996.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio IItm

The Schwab MarketTrack Growth Portfolio II incorporates a mix of different asset classes. Accordingly, returns over a given period will reflect a blend of those asset classes, and will depend on relative weightings within the portfolio. By spreading exposure over various asset classes, the MarketTrack Growth Portfolio II is designed to provide more stable returns while seeking to reduce risk during market fluctuations.

The Schwab MarketTrack Growth Portfolio II returned -31.35% for the period, narrowly outperforming the custom benchmark Growth Composite Index, which returned -31.51%. The portfolio focuses on stock investments, while including some bonds and cash investments, remaining close to the target allocations of 80% stocks, 15% bonds, and 5% cash. During the period, significant declines in major U.S. and international equity indexes, including the S&P 500 Index and the MSCI EAFE Index, reflected investor pessimism as prospects for economic growth continued to deteriorate worldwide. Despite multiple interest rate cuts and stimulus measures in the U.S. and abroad, the investment environment was characterized by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. As a result, the portfolio’s equity allocation experienced the largest drop in returns.

By comparison, the S&P 500 Index returned -37.00% for the year, driven by declines in Financials, Materials, and Information Technology. In the small-cap space, the Russell 2000 Index returned -33.79%, while overseas foreign equity markets also experienced double-digit declines, with the MSCI EAFE Index returning -43.06%. In the fixed income market, investors continued their flight to safety, which drove down prices of non-U.S. Treasury debt securities, regardless of quality, while causing yields on Government-backed securities to fall. However, on a relative basis fixed income outperformed equity, with the Barclays Capital U.S. Aggregate Bond Index returning 5.24%.

As of 12/31/08:

 Statistics

Number of Holdings	512
Weighted Average
Market Cap

($ x 1,000,000)	$45,807

Price/Earnings Ratio (P/E)	13.8

Price/Book Ratio (P/B)	1.5

Portfolio Turnover Rate	14%

 Asset Class Weightings % of Investments

Large-Cap Stocks	39.7%

International Stocks	20.7%

Small-Cap Stocks	21.2%

Bonds	14.6%

Short-Term Investments	3.8%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Institutional Select

S&P 500 Fund	26.6%
Schwab Small-Cap Index Fund,

Select Shares	21.1%
Schwab International Index

Fund, Select Shares	20.7%

Schwab Total Bond Market Fund	14.6%
Schwab Value Advantage Money

Fund, Select Shares	3.6%

Exxon Mobil Corp.	0.7%

The Procter & Gamble Co.	0.3%

General Electric Co.	0.3%

Johnson & Johnson	0.3%

AT&T, Inc.	0.3%

Total	88.5%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

Schwab MarketTrack Growth Portfolio II 3

 Schwab MarketTrack Growth Portfolio IItm

Performance Summary as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/1/96)	-31.35%	-0.31%	0.98%
Benchmark: Growth Composite Index	-31.51%	0.37%	1.04%
Fund Category: Morningstar Large-Cap Blend	-39.36%	-4.00%	-2.42%

Portfolio Expense Ratios4: Net 0.79%; Gross 0.99%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is a blend of 60% Dow Jones Wilshire 5000 Index, 20% MSCI EAFE Index, 15% Barclays Capital Index, and 5% Barclays Capital 1-3 months Treasury Bills Index. Source: CSIM.

[2]	Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If these contract fees and expenses were included, the returns would be less than those shown. Please refer to variable insurance product prospectus for a complete listing of these expenses. To obtain current sub-account level performance information, please visit www.schwab.com/annuities.

[3]	Source for category information: Morningstar, Inc.

[4]	As stated in the 4/29/08 prospectus. Includes expenses of the Underlying Funds in which the Portfolio invests. The annualized weighted average expense ratio of the Underlying Funds was 0.29%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/10. Gross Expense: Does not reflect the effect of contractual fee waivers.

[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 12/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

4 Schwab MarketTrack Growth Portfolio II

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2008 and held through December 31, 2008.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/08	at 12/31/08	7/1/08–12/31/08

Schwab MarketTrack Growth Portfolio II
Actual Return	0.50%	$1,000	$755.40	$2.21
Hypothetical 5% Return	0.50%	$1,000	$1,022.62	$2.54

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolio invests.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

Schwab MarketTrack Growth Portfolio II 5

Schwab MarketTrack Growth Portfolio IItm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	17.76	17.64	15.53	14.87	13.49

Income (loss) from investment operations:
Net investment income (loss)	0.36	0.37	0.33	0.24	0.21
Net realized and unrealized gains (losses)	(5.95)	0.63	2.00	0.62	1.35

Total from investment operations	(5.59)	1.00	2.33	0.86	1.56
Less distributions:
Distributions from net investment income	(0.41)	(0.45)	(0.22)	(0.20)	(0.18)
Distributions from net realized gains	(0.67)	(0.43)	—	—	—

Total distributions	(1.08)	(0.88)	(0.22)	(0.20)	(0.18)

Net asset value at end of period	11.09	17.76	17.64	15.53	14.87

Total return (%)	(31.35)	5.64	15.02	5.77	11.58

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses [1]	0.50	0.50	0.50	0.48	0.50
Gross operating expenses [1]	0.73	0.67	0.70	0.68	0.69
Net investment income (loss)	2.23	2.06	2.28	1.66	1.52
Portfolio turnover rate	14	6	33	5	8
Net assets, end of period ($ x 1,000,000)	30	48	46	37	34

1 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio.

6 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

12.9%	Common Stock	3,112	3,945
86.6%	Other Investment Companies	32,754	26,383
0.2%	Short-Term Investment	58	58

99.7%	Total Investments	35,924	30,386
0.3%	Other Assets and Liabilities, Net		96

100.0%	Net Assets		30,482

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 12.9% of net assets

Automobiles & Components 0.0%

Ford Motor Co. *	883	2
General Motors Corp.	267	1
Harley-Davidson, Inc.	128	2
Johnson Controls, Inc.	273	5
The Goodyear Tire & Rubber Co. *	84	1

		11

Banks 0.4%

BB&T Corp.	253	7
Comerica, Inc.	78	2
Fifth Third Bancorp	262	2
First Horizon National Corp.	62	1
Hudson City Bancorp, Inc.	200	3
Huntington Bancshares, Inc.	118	1
KeyCorp	191	2
M&T Bank Corp.	37	2
Marshall & Ilsley Corp.	106	1
National City Corp.	260	—
People’s United Financial, Inc.	200	4
PNC Financial Services Group, Inc.	138	7
Regions Financial Corp.	344	3
Sovereign Bancorp, Inc. *	176	1
SunTrust Banks, Inc.	175	5
U.S. Bancorp	852	21
Wells Fargo & Co.	2,084	61
Zions Bancorp	50	1

		124

Capital Goods 1.1%

3M Co.	357	20
Caterpillar, Inc.	317	14
Cooper Industries Ltd., Class A	88	3
Cummins, Inc.	88	2
Danaher Corp.	112	6
Deere & Co.	226	9
Dover Corp.	97	3
Eaton Corp.	71	3
Emerson Electric Co.	388	14
Fastenal Co.	75	3
Flowserve Corp.	100	5
Fluor Corp.	84	4
General Dynamics Corp.	189	11
General Electric Co.	5,232	85
Goodrich Corp.	59	2
Honeywell International, Inc.	394	13
Illinois Tool Works, Inc.	196	7
Ingersoll-Rand Co., Ltd., Class A	173	3
ITT Corp.	88	4
Jacobs Engineering Group, Inc. *	100	5
L-3 Communications Holdings, Inc.	58	4
Lockheed Martin Corp.	169	14
Masco Corp.	196	2
Northrop Grumman Corp.	165	7
PACCAR, Inc.	181	5
Pall Corp.	60	2
Parker Hannifin Corp.	84	4
Precision Castparts Corp.	100	6
Raytheon Co.	212	11
Rockwell Automation, Inc.	83	3
Rockwell Collins, Inc.	82	3
Textron, Inc.	124	2
The Boeing Co.	378	16
The Manitowoc Co., Inc.	100	1
Tyco International Ltd.	238	5
United Technologies Corp.	480	26
W.W. Grainger, Inc.	37	3

		330

Commercial & Professional Supplies 0.1%

Avery Dennison Corp.	53	2
Cintas	66	1
Equifax, Inc.	62	1
Monster Worldwide, Inc. *	60	1
Pitney Bowes, Inc.	108	3
R.R. Donnelley & Sons Co.	103	1
Republic Services, Inc.	201	5
Robert Half International, Inc.	82	2
Stericycle, Inc. *	60	3
The Dun & Bradstreet Corp.	50	4
Waste Management, Inc.	261	9

		32

Consumer Durables & Apparel 0.1%

Centex Corp.	59	1
Coach, Inc. *	181	4
D.R. Horton, Inc.	128	1
Eastman Kodak Co.	135	1
Fortune Brands, Inc.	70	3
Harman International Industries, Inc.	32	1

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Hasbro, Inc.	85	2
Jones Apparel Group, Inc.	55	—
KB HOME	37	1
Leggett & Platt, Inc.	87	1
Lennar Corp., Class A	64	1
Liz Claiborne, Inc.	50	—
Mattel, Inc.	183	3
Newell Rubbermaid, Inc.	129	1
NIKE, Inc., Class B	178	9
Polo Ralph Lauren Corp.	30	1
Pulte Homes, Inc.	102	1
Snap-on, Inc.	27	1
The Black & Decker Corp.	36	2
The Stanley Works	35	1
VF Corp.	42	2
Whirlpool Corp.	36	1

		38

Consumer Services 0.2%

Apollo Group, Inc., Class A *	67	5
Carnival Corp.	205	5
Darden Restaurants, Inc.	63	2
H&R Block, Inc.	156	3
International Game Technology	159	2
Marriott International, Inc., Class A	152	3
McDonald’s Corp.	594	37
Starbucks Corp. *	361	3
Starwood Hotels & Resorts Worldwide, Inc.	103	2
Wyndham Worldwide Corp.	95	1
Wynn Resorts Ltd. *	50	2
Yum! Brands, Inc.	260	8

		73

Diversified Financials 0.7%

American Capital Ltd.	100	—
American Express Co.	585	11
Ameriprise Financial, Inc.	118	3
Bank of America Corp.	2,248	32
Bank of New York Mellon Corp.	540	15
Capital One Financial Corp.	142	5
CIT Group, Inc.	95	—
Citigroup, Inc.	2,361	16
CME Group, Inc.	15	3
Discover Financial Services	254	2
E *TRADE Financial Corp. *	197	—
Federated Investors, Inc., Class B	40	1
Franklin Resources, Inc.	72	5
IntercontinentalExchange, Inc. *	35	3
Invesco Ltd.	153	2
Janus Capital Group, Inc.	102	1
JPMorgan Chase & Co.	1,849	58
Legg Mason, Inc.	59	1
Leucadia National Corp. *	100	2
Merrill Lynch & Co., Inc.	434	5
Moody’s Corp.	116	2
Morgan Stanley	508	8
Northern Trust Corp.	87	5
NYSE Euronext	100	3
SLM Corp. *	197	2
State Street Corp.	157	6
T. Rowe Price Group, Inc.	126	4
The Charles Schwab Corp. (a)	488	8
The Goldman Sachs Group, Inc.	206	17
The NASDAQ OMX Group, Inc. *	150	4

		224

Energy 1.7%

Anadarko Petroleum Corp.	220	8
Apache Corp.	156	12
Baker Hughes, Inc.	161	5
BJ Services Co.	154	2
Cabot Oil & Gas Corp.	40	1
Cameron International Corp. *	100	2
Chesapeake Energy Corp.	176	3
Chevron Corp.	1,053	78
ConocoPhillips	780	40
CONSOL Energy, Inc.	100	3
Devon Energy Corp.	210	14
El Paso Corp.	311	2
ENSCO International, Inc.	70	2
EOG Resources, Inc.	114	8
Exxon Mobil Corp.	2,719	217
Halliburton Co.	488	9
Hess Corp.	111	6
Marathon Oil Corp.	346	9
Massey Energy Co.	20	—
Murphy Oil Corp.	79	3
Nabors Industries Ltd. *	149	2
National-Oilwell Varco, Inc. *	164	4
Noble Corp.	128	3
Noble Energy	100	5
Occidental Petroleum Corp.	406	24
Peabody Energy Corp.	100	2
Pioneer Natural Resources Co.	100	2
Range Resources Corp.	100	3
Rowan Cos., Inc.	52	1
Schlumberger Ltd.	559	24
Smith International, Inc.	100	2
Southwestern Energy Co. *	160	5
Spectra Energy Corp.	293	5
Sunoco, Inc.	64	3
Tesoro Corp.	100	1
The Williams Cos., Inc.	282	4
Valero Energy Corp.	294	6
Weatherford International Ltd. *	332	4
XTO Energy, Inc.	213	8

		532

Food & Staples Retailing 0.4%

Costco Wholesale Corp.	223	12
CVS Caremark Corp.	740	21
Safeway, Inc.	212	5
SUPERVALU, INC.	96	1
Sysco Corp.	294	7
The Kroger Co.	344	9
Wal-Mart Stores, Inc.	1,182	66
Walgreen Co.	478	12
Whole Foods Market, Inc.	66	1

		134

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.8%

Altria Group, Inc.	987	15
Archer-Daniels-Midland Co.	309	9
Brown-Forman Corp., Class B	50	3
Campbell Soup Co.	88	3
Coca-Cola Enterprises, Inc.	144	2
ConAgra Foods, Inc.	245	4
Constellation Brands, Inc., Class A *	94	2
Dean Foods Co. *	65	1
Dr. Pepper Snapple Group, Inc. *	100	2
General Mills, Inc.	168	10
H.J. Heinz Co.	158	6
Kellogg Co.	118	5
Kraft Foods, Inc., Class A	683	18
Lorillard, Inc.	74	4
McCormick & Co., Inc.	63	2
Molson Coors Brewing Co., Class B	50	2
PepsiCo, Inc.	783	43
Philip Morris International, Inc.	987	43
Reynolds American, Inc.	80	3
Sara Lee Corp.	359	4
The Coca-Cola Co.	974	44
The Hershey Co.	84	3
The J. M. Smucker Co.	126	5
The Pepsi Bottling Group, Inc.	63	1
Tyson Foods, Inc., Class A	99	1
UST, Inc.	78	5

		240

Health Care Equipment & Services 0.6%

Aetna, Inc.	268	8
AmerisourceBergen Corp.	98	3
Baxter International, Inc.	306	16
Becton, Dickinson & Co.	118	8
Boston Scientific Corp. *	545	4
C.R. Bard, Inc.	50	4
Cardinal Health, Inc.	199	7
CIGNA Corp.	174	3
Coventry Health Care, Inc. *	75	1
Covidien Ltd.	238	9
DENTSPLY International, Inc.	100	3
Express Scripts, Inc. *	140	8
Hospira, Inc. *	77	2
Humana, Inc. *	78	3
IMS Health, Inc.	95	1
Intuitive Surgical, Inc. *	20	2
Laboratory Corp. of America Holdings *	60	4
McKesson Corp.	144	6
Medco Health Solutions, Inc. *	290	12
Medtronic, Inc.	571	18
Patterson Cos., Inc. *	66	1
Quest Diagnostics, Inc.	76	4
St. Jude Medical, Inc. *	173	6
Stryker Corp.	139	6
Tenet Healthcare Corp. *	223	—
UnitedHealth Group, Inc.	641	17
Varian Medical Systems, Inc. *	60	2
WellPoint, Inc. *	312	13
Zimmer Holdings, Inc. *	118	5

		176

Household & Personal Products 0.4%

Avon Products, Inc.	214	5
Colgate-Palmolive Co.	243	17
Kimberly-Clark Corp.	219	11
The Clorox Co.	72	4
The Estee Lauder Cos., Inc., Class A	57	2
The Procter & Gamble Co.	1,483	92

		131

Insurance 0.4%

Aflac, Inc.	235	11
American International Group, Inc.	1,228	2
Aon Corp.	153	7
Assurant, Inc.	80	2
Cincinnati Financial Corp.	83	2
Genworth Financial, Inc., Class A	179	1
Lincoln National Corp.	134	3
Loews Corp.	89	3
Marsh & McLennan Cos., Inc.	258	6
MBIA, Inc. *	64	—
MetLife, Inc.	358	12
Principal Financial Group, Inc.	132	3
Prudential Financial, Inc.	234	7
The Allstate Corp.	305	10
The Chubb Corp.	190	10
The Hartford Financial Services Group, Inc.	144	2
The Progressive Corp.	376	6
The Travelers Cos., Inc.	329	15
Torchmark Corp.	50	2
Unum Group	142	3
XL Capital Ltd., Class A	83	—

		107

Materials 0.4%

Air Products & Chemicals, Inc.	106	5
AK Steel Holding Corp.	75	1
Alcoa, Inc.	412	5
Allegheny Technologies, Inc.	40	1
Ashland, Inc.	39	—
Ball Corp.	50	2
Bemis Co., Inc.	50	1
CF Industries Holdings, Inc.	25	1
E.I. du Pont de Nemours & Co.	435	11
Eastman Chemical Co.	39	1
Ecolab, Inc.	87	3
Freeport-McMoRan Copper & Gold, Inc.	152	4
International Flavors & Fragrances, Inc.	38	1
International Paper Co.	234	3
MeadWestvaco Corp.	86	1
Monsanto Co.	254	18
Newmont Mining Corp.	211	9
Nucor Corp.	146	7
Owens-Illinois, Inc. *	100	3

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Pactiv Corp. *	68	2
PPG Industries, Inc.	79	3
Praxair, Inc.	152	9
Rohm & Haas Co.	69	4
Sealed Air Corp.	78	1
Sigma-Aldrich Corp.	78	3
The Dow Chemical Co.	457	7
Titanium Metals Corp.	50	—
United States Steel Corp.	52	2
Vulcan Materials Co.	48	3
Weyerhaeuser Co.	116	4

		115

Media 0.4%

CBS Corp., Class B	396	3
Comcast Corp., Class A	1,516	26
Gannett Co., Inc.	112	1
Meredith Corp.	20	—
News Corp., Class A	1,135	10
Omnicom Group, Inc.	168	4
Scripps Networks Interactive, Class A	41	1
The DIRECTV Group, Inc. *	300	7
The Interpublic Group of Cos., Inc. *	204	1
The McGraw-Hill Cos., Inc.	173	4
The New York Times Co., Class A	74	1
The Walt Disney Co.	911	21
The Washington Post Co., Class B	2	1
Time Warner, Inc.	1,931	19
Viacom, Inc., Class B *	365	7

		106

Pharmaceuticals & Biotechnology 1.3%

Abbott Laboratories	729	39
Allergan, Inc.	142	6
Amgen, Inc. *	552	32
Biogen Idec, Inc. *	162	8
Bristol-Myers Squibb Co.	926	22
Celgene Corp. *	100	6
Cephalon, Inc. *	70	5
Eli Lilly & Co.	534	21
Forest Laboratories, Inc. *	155	4
Genzyme Corp. *	122	8
Gilead Sciences, Inc. *	436	22
Johnson & Johnson	1,408	84
King Pharmaceuticals, Inc. *	115	1
Life Technologies Corp. *	38	1
Merck & Co., Inc.	1,034	31
Millipore Corp. *	25	1
Mylan, Inc. *	104	1
PerkinElmer, Inc.	62	1
Pfizer, Inc.	3,481	62
Schering-Plough Corp.	701	12
Teva Pharmaceutical Industries Ltd. ADR	32	1
Thermo Fisher Scientific, Inc. *	195	7
Waters Corp. *	49	2
Watson Pharmaceuticals, Inc. *	49	1
Wyeth	635	24

		402

Real Estate 0.1%

Apartment Investment & Management Co., Class A	57	1
AvalonBay Communities, Inc.	30	2
Boston Properties, Inc.	43	2
CB Richard Ellis Group, Inc., Class A *	80	—
Developers Diversified Realty Corp.	50	—
Equity Residential	138	4
General Growth Properties, Inc.	100	—
HCP, Inc.	100	3
Host Hotels & Resorts, Inc.	200	2
Kimco Realty Corp.	101	2
Plum Creek Timber Co., Inc.	88	3
ProLogis	116	2
Public Storage	40	3
Simon Property Group, Inc.	86	5
Vornado Realty Trust	57	3

		32

Retailing 0.4%

Abercrombie & Fitch Co., Class A	50	1
Amazon.com, Inc. *	146	8
AutoNation, Inc. *	70	1
AutoZone, Inc. *	27	4
Bed Bath & Beyond, Inc. *	132	3
Best Buy Co., Inc.	192	5
Big Lots, Inc. *	88	1
Dillard’s, Inc., Class A	30	—
Expedia, Inc. *	100	1
Family Dollar Stores, Inc.	74	2
GameStop Corp., Class A *	100	2
Genuine Parts Co.	81	3
J.C. Penney Co., Inc.	109	2
Kohl’s Corp. *	164	6
Limited Brands, Inc.	165	2
Lowe’s Cos., Inc.	738	16
Macy’s, Inc.	256	3
Nordstrom, Inc.	103	1
Office Depot, Inc. *	139	—
RadioShack Corp.	11	—
Sears Holdings Corp. *	48	2
Staples, Inc.	344	6
Target Corp.	417	14
The Gap, Inc.	271	4
The Home Depot, Inc.	899	21
The Sherwin-Williams Co.	53	3
The TJX Cos., Inc.	217	4
Tiffany & Co.	68	2

		117

Semiconductors & Semiconductor Equipment 0.3%

Advanced Micro Devices, Inc. *	228	—
Altera Corp.	171	3
Analog Devices, Inc.	174	3
Applied Materials, Inc.	750	8
Broadcom Corp., Class A *	208	3
Intel Corp.	2,783	41
KLA-Tencor Corp.	95	2

10 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Linear Technology Corp.	144	3
LSI Corp. *	186	1
MEMC Electronic Materials, Inc. *	100	1
Microchip Technology, Inc.	100	2
Micron Technology, Inc. *	319	1
National Semiconductor Corp.	159	2
Novellus Systems, Inc. *	64	1
NVIDIA Corp. *	241	2
Teradyne, Inc. *	94	—
Texas Instruments, Inc.	757	12
Xilinx, Inc.	164	3

		88

Software & Services 0.8%

Adobe Systems, Inc. *	283	6
Affiliated Computer Services, Inc., Class A *	55	3
Akamai Technologies, Inc. *	100	2
Autodesk, Inc. *	110	2
Automatic Data Processing, Inc.	274	11
BMC Software, Inc. *	101	3
CA, Inc.	215	4
Citrix Systems, Inc. *	85	2
Cognizant Technology Solutions Corp., Class A *	120	2
Computer Sciences Corp. *	89	3
Compuware Corp. *	182	1
Convergys Corp. *	67	—
eBay, Inc. *	545	8
Electronic Arts, Inc. *	143	2
Fidelity National Information Services, Inc.	70	1
Fiserv, Inc. *	88	3
Google, Inc., Class A *	96	30
Intuit, Inc. *	166	4
MasterCard, Inc., Class A	40	6
McAfee, Inc. *	100	3
Microsoft Corp.	4,204	82
Novell, Inc. *	185	1
Oracle Corp. *	1,784	32
Paychex, Inc.	159	4
Salesforce.com, Inc. *	75	2
Symantec Corp. *	493	7
Total System Services, Inc.	100	1
VeriSign, Inc. *	116	2
Western Union Co.	362	5
Yahoo!, Inc. *	598	7

		239

Technology Hardware & Equipment 1.0%

Agilent Technologies, Inc. *	202	3
Amphenol Corp., Class A	100	2
Apple, Inc. *	402	34
Ciena Corp. *	39	—
Cisco Systems, Inc. *	2,910	47
Corning, Inc.	731	7
Dell, Inc. *	1,113	11
EMC Corp. *	1,124	12
FLIR Systems, Inc. *	100	3
Harris Corp.	100	4
Hewlett-Packard Co.	1,338	49
International Business Machines Corp.	741	62
Jabil Circuit, Inc.	83	1
JDS Uniphase Corp. *	99	—
Juniper Networks, Inc. *	200	4
Lexmark International, Inc., Class A *	52	1
Molex, Inc.	68	1
Motorola, Inc.	1,182	5
NetApp, Inc. *	178	3
QLogic Corp. *	76	1
QUALCOMM, Inc.	783	28
SanDisk Corp. *	88	1
Sun Microsystems, Inc. *	409	2
Tellabs, Inc. *	214	1
Teradata Corp. *	87	1
Tyco Electronics Ltd.	238	4
Xerox Corp.	440	4

		291

Telecommunication Services 0.5%

American Tower Corp., Class A *	200	6
AT&T, Inc.	2,961	84
CenturyTel, Inc.	55	1
Embarq Corp.	70	3
Frontier Communications Corp.	156	1
Qwest Communications International, Inc.	735	3
Sprint Nextel Corp. *	1,405	3
Verizon Communications, Inc.	1,384	47
Windstream Corp.	189	2

		150

Transportation 0.3%

Burlington Northern Santa Fe Corp.	176	13
C.H. Robinson Worldwide, Inc.	100	6
CSX Corp.	206	7
Expeditors International of Washington, Inc.	100	3
FedEx Corp.	143	9
Norfolk Southern Corp.	196	9
Ryder System, Inc.	29	1
Southwest Airlines Co.	336	3
Union Pacific Corp.	250	12
United Parcel Service, Inc., Class B	516	29

		92

Utilities 0.5%

Allegheny Energy, Inc.	78	3
Ameren Corp.	96	3
American Electric Power Co., Inc.	187	6
CenterPoint Energy, Inc.	147	2
CMS Energy Corp.	105	1
Consolidated Edison, Inc.	117	5
Constellation Energy Group, Inc.	85	2
Dominion Resources, Inc.	278	10
DTE Energy Co.	85	3
Duke Energy Corp.	586	9
Dynegy, Inc., Class A *	143	—

See financial notes 11

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Edison International	155	5
Entergy Corp.	98	8
Equitable Resources, Inc.	100	3
Exelon Corp.	315	17
FirstEnergy Corp.	157	8
FPL Group, Inc.	190	10
Integrys Energy Group, Inc.	15	1
Nicor, Inc.	32	1
NiSource, Inc.	130	1
Pepco Holdings, Inc.	100	2
PG&E Corp.	163	6
Pinnacle West Capital Corp.	47	1
PPL Corp.	179	5
Progress Energy, Inc.	120	5
Public Service Enterprise Group, Inc.	236	7
Questar Corp.	80	3
SCANA Corp.	100	4
Sempra Energy	123	5
Southern Co.	350	13
TECO Energy, Inc.	99	1
The AES Corp. *	311	3
Wisconsin Energy Corp.	100	4
Xcel Energy, Inc.	192	4

		161

Total Common Stock (Cost $3,112)		3,945

Other Investment Companies 86.6% of net assets
Schwab Institutional Select S&P 500 Fund (a)	1,140,018	8,106
Schwab International Index Fund, Select Shares (a)	478,504	6,321
Schwab Small-Cap Index Fund, Select Shares (a)	515,008	6,427
Schwab Total Bond Market Fund (a)	499,006	4,446
Schwab Value Advantage Money Fund, Select Shares (a)	1,082,390	1,083

Total Other Investment Companies (Cost $32,754)		26,383

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.2% of net assets

Commercial Paper & Other Corporate Obligations 0.2%

HSBC Bank, Grand Cayman Time Deposit
0.25%, 01/02/09	59	58

Total Short-Term Investment (Cost $58)		58

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $36,719 and the unrealized appreciation and depreciation were $1,429 and ($7,762), respectively, with a net unrealized depreciation of ($6,333).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt

12 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $32,757)		$26,391
Investments in unaffiliated issuers, at value (cost $3,167)		3,995

Total investments, at value (cost $35,924)		30,386
Receivables:
Fund shares sold		135
Dividends		27
Due from investment adviser	+	10

Total assets		30,558

Liabilities
Payables:
Investments bought		34
Accrued expenses	+	42

Total liabilities		76

Net Assets
Total assets		30,558
Total liabilities	−	76

Net assets		$30,482
Net Assets by Source
Capital received from investors		36,642
Net investment income not yet distributed		912
Net realized capital losses		(1,534)
Net unrealized capital losses		(5,538)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$30,482		2,748		$11.09

See financial notes 13

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$981
Dividends received from unaffiliated issuers		122
Interest	+	15

Total Investment Income		1,118

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(1,294)
Net realized losses on unaffiliated investments	+	(23)

Net realized losses		(1,317)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds and stocks		(12,196)
Net unrealized losses on unaffiliated investments	+	(2,360)

Net unrealized losses		(14,556)

Expenses
Investment adviser and administrator fees		180
Professional fees		38
Shareholder reports		31
Portfolio accounting fees		24
Trustees’ fees		20
Custodian fees		5
Other expenses	+	1

Total expenses		299
Expense reduction by adviser and Schwab	−	94

Net expenses		205

Increase (Decrease) in Net Assets from Operations
Total investment income		1,118
Net expenses	−	205

Net investment income		913
Net realized losses		(1,317)
Net unrealized losses	+	(14,556)

Decrease in net assets from operations		($14,960)

14 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$913	$986
Net realized gains (losses)		(1,317)	1,714
Net unrealized losses	+	(14,556)	(196)

Increase (Decrease) in net assets from operations		(14,960)	2,504

Distributions to Shareholders
Distributions from net investment income		1,019	1,166
Distributions from net realized gains	+	1,683	1,112

Total distributions		$2,702	$2,278

Transactions in Fund Shares

		1/1/08-12/31/08		1/1/07-12/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		326	$4,904	618	$11,499
Shares Reinvested		250	2,702	128	2,278
Shares Redeemed	+	(538)	(7,582)	(668)	(12,317)

Net transactions in fund shares		38	$24	78	$1,460

Shares Outstanding and Net Assets
		1/1/08-12/31/08		1/1/07-12/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,710	$48,120	2,632	$46,434
Total Increase or decrease	+	38	(17,638)	78	1,686

End of period		2,748	$30,482	2,710	$48,120

Net investment income not yet distributed			$912		$1,019

See financial notes 15

 Schwab MarketTrack Growth Portfolio II

Financial Notes

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II is a series of Schwab Annuity Portfolios, (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

The Schwab MarketTrack Growth Portfolio II is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve it’s investment objectives and maintain its asset allocation. In addition, the portfolio may purchase individual securities to achieve their investment objectives. The portfolio bears it’s share of the allocable expenses of the underlying funds in which it invests. The financial statements of the portfolio should be read in conjunction with the underlying funds’ financial statements, which are filed with the Securities and Exchange Commission (SEC).

Schwab MarketTrack Growth Portfolio II offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000.)

The following is a summary of the significant accounting policies the fund uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities and Exchange Commission (SEC).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market prices adjusted for changes in value that may occur between the close of a foreign exchange and the time at which a fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

16

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

•	Underlying funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(d) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The fund intends to meet federal income tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(i) Accounting Pronouncements:

The fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework

 17

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

Investment in
Valuation Inputs	Securities*

Level 1 — Quoted prices	$30,328
Level 2 — Other significant observable inputs	58
Level 3 — Significant unobservable inputs	—

Total	$30,386

*	The fund had no other financial instruments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the fund’s financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks including, but not limited to, those described below: The prices of common stocks and other equity-type securities held by the fund and the underlying funds may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and income generated by, most debt securities held by the fund and the underlying funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds’ portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and setting portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The performance of the underlying funds will impact the performance of the funds.

18

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.44%
Over $500 million	0.39%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent. Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2010.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. For the period ended December 31, 2008, the shares owned by the fund as a percentage of the total shares of the underlying funds was:

Schwab Equity Index Fund:
Institutional Select S&P 500 Fund	0.4%
International Index Fund	0.5%
Small-Cap Index Fund	0.6%

Schwab Bond Funds:
Total Bond Market Fund	0.4%

Schwab Money Funds:
Value Advantage Money Fund	0%	*

*	Less than 0.1%.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2008, the fund had no security transactions with other Schwab Funds.

Below is a summary of the affiliated transactions for each underlying fund during the period ended December 31, 2008:

				Balance	Market	Realized	Distribution
	Balance of	Gross	Gross	of Shares	Value	Gain (Loss)	Received*
	Shares Held	Additions	Sales	Held at	at	1/1/2008	1/1/2008
Underlying Fund	at 12/31/07	12/31/08	12/31/08	12/31/08	12/31/2008	to 12/31/2008	to 12/31/2008

Schwab Institutional Select S&P 500 Fund	1,123,480	227,787	211,249	1,140,018	$8,106	($651)	$235
Schwab International Index Fund, Select Shares	399,721	104,439	25,656	478,504	6,321	(80)	298
Schwab Small-Cap Index Fund, Select Shares	482,544	87,846	55,382	515,008	6,427	(254)	147
Schwab Total Bond Market Fund	759,214	52,880	313,088	499,006	4,446	(309)	292
Schwab Value Advantage Money Fund, Select Shares	1,253,968	33,422	205,000	1,082,390	1,083	0	9

Total					$26,383	($1,294)	$981

*	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the

 19

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended December 31, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$5,625	$6,399

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2008, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$912
Undistributed long-term capital gains	—
Unrealized appreciation	1,429
Unrealized depreciation	(7,762)
Other unrealized appreciation/ (depreciation)	—

Net unrealized appreciation/(depreciation)	($6,333)

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the fund had capital loss carry forwards of $537 available to offset future net capital gains before the expiration date of December 31, 2016.

For tax purposes, realized net capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2008, the fund had deferred realized net capital losses of $200, and there were no capital losses being utilized to offset capital gains.

20

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

8.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The tax-basis components of distributions for the period ended December 31, 2008 were:

	Current period distributions	Prior period distributions

Ordinary income	$1,067	$1,166
Long-term capital gains	1,635	1,112
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2008, the fund made the following reclassifications:

Capital shares	$—
Undistributed net investment income	(1)
Net realized capital gains and losses	1

As of December 31, 2008, management has reviewed the tax positions for open periods, as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008 the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for the tax years before 2004.

 21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab MarketTrack Growth Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting The Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 13, 2009

22

Other Federal Tax Information: (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, 0% percentage of the fund’s dividend distributions paid during the period ended December 31, 2008, qualify for the corporate dividends received deduction.

For the period ended December 31, 2008, the fund designates $1,636 as a capital gain dividend.

 23

Trustees and Officers

The tables below give information as of December 31, 2008, about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of since Schwab Annuity Portfolios 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

24

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

 25

Money Market
Schwab Money Market Portfoliotm

Money Market Annual report for the period ended December 31, 2008

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Investment Environment

Karen Wiggan, a managing director and portfolio manager of the investment adviser, is responsible for the overall management of the portfolio. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

Over the past year, the U.S. financial marketplace experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since August of 2007 following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September of 2008, the U.S. Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and Government intervention in AIG, among other events. In this erratic environment, investors became extremely cautious of all but U.S. Government-backed assets, such as U.S. Treasuries, and in many cases preferred safety and liquidity over yield.

The increase of bad debt on corporate balance sheets and the inability of many corporations to secure appropriate credit to remain well capitalized reached an inflection point during the week of September 15, 2008. In particular, the bankruptcy of Lehman Brothers triggered a decline in the Net Asset Value (NAV) of the Reserve Fund’s Primary Fund, which caused a loss of shareholder principal in that fund. These events precipitated a pronounced flight to quality, as many investors migrated into funds that were more heavily invested in U.S. Treasury and U.S. Government agency securities.

In an effort to limit the impact of these events on the money fund industry, the U.S. Treasury Department responded quickly and proactively to the crisis by setting up its Temporary Guarantee Program for Money Market Funds. In addition, concurrent programs like the Troubled Asset Relief Program (TARP) and the Asset Backed Commercial Paper Money Market Fund Liquidity Facility helped to bolster confidence among investors. These efforts helped to restore a sense of stability to money funds following the events of mid-September.

Yields on many taxable money funds ended the year substantially lower. As a point of comparison, the Barclays Capital U.S. Treasury Bills: 1-3 Months Index stood at 0.01% in December 2008. Interest rate cuts by the Federal Reserve Bank were among the primary contributing factors. After seven consecutive cuts in 2008, the Federal Funds Rate ended the year at a target range of 0% to 0.25%. Additionally, a pronounced flight to the safety of U.S. Government-backed assets pushed yields on U.S. Treasuries and U.S. Government agency securities to low levels as demand soared. During the latter half of the year, yields on short-term U.S. Treasury securities were briefly at 0% and below. Overall, money funds that invested exclusively in Government-backed securities saw the most significant erosion in yields.

With the deepening of the U.S. economic recession and ongoing challenges for financial corporations, investment conditions remained difficult in the last few months of the year. In the broader market, steep declines in equity prices as exemplified by the S&P 500 index, which returned -37.00% over the year, contributed to investors concern over maintaining principal. With the added insecurity brought on by financial failures and persistent volatility, risk aversion increased during the period despite numerous interventionist moves by the U.S. Government and other entities.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Money Market Portfolio 1

Schwab Money Market Portfolio

Schwab Money Market Portfolio continued to provide safety and liquidity to shareholders during a period characterized by high volatility and dramatic market events. Throughout the year, the portfolio maintained a $1 per share Net Asset Value (NAV). During this period, the demand for agency discount notes dramatically increased as they became part of the general flight to quality as investors sought safety and security. As a result, yields on these securities fell dramatically. Additionally, by the end of the year the Fed Funds Rate stood at a target range of 0% to 0.25%, a historic low. This low benchmark interest rate in conjunction with heightened demand for agency discount notes had a pronounced downward effect on yields. As a result, the portfolio’s yield dropped from around 4% in January to around 1% in December.

 Portfolio Composition by Security Type3

% of Net Assets

Government Agency	85.0%
Repurchase Agreements	15.0%
Total	100.0%

 Statistics

Weighted Average Maturity[1]	39 days
Credit Quality of Holdings[2] % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	Portfolio Composition is calculated using the Par Value of Investments.

2 Schwab Money Market Portfolio

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields1

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money
Market Portfolio
Seven-Day Yield	0.98%

Seven-Day Effective Yield	0.98%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Schwab Money Market Portfolio 3

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2008 and held through December 31, 2008.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/08	at 12/31/08	7/1/08–12/31/08

Schwab Money Market Portfoliotm
Actual Return	0.42%	$1,000	$1,008.30	$2.12
Hypothetical 5% Return	0.42%	$1,000	$1,023.03	$2.14

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

4 Schwab Money Market Portfolio

Schwab Money Market Portfolio tm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.05	0.05	0.03	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.12	4.74	4.61	2.75	0.90

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42	0.44	0.46	0.47	0.46
Gross operating expenses	0.42	0.44	0.46	0.47	0.46
Net investment income (loss)	2.06	4.62	4.55	2.74	0.89
Net assets, end of period ($ x 1,000,000)	268	215	159	133	116

See financial notes 5

 Schwab Money Market Portfolio

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

84.3%	Federal Agency Securities	225,976	225,976
14.9%	Other Investments	39,901	39,901

99.2%	Total Investments	265,877	265,877
0.8%	Other Assets and Liabilities		2,142

100.0%	Net Assets		268,019

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 84.3% of net assets

Fixed-Rate Coupon Note 1.1%

Federal Home Loan Bank
3.20%, 02/20/09	3,000	3,007

Fixed-Rate Discount Notes 83.2%

Fannie Mae
0.70%, 01/02/09	1,125	1,125
2.67%, 01/05/09	1,500	1,500
2.84%, 01/07/09	2,020	2,019
0.75%, 01/14/09	2,745	2,744
2.47%, 01/14/09	1,000	999
2.84%, 01/14/09	1,800	1,798
1.00%, 01/20/09	3,000	2,998
1.61%, 01/28/09	2,000	1,998
2.32%, 01/30/09	2,487	2,482
0.95%, 02/02/09	1,900	1,898
2.52%, 02/02/09	2,320	2,315
0.85%, 02/04/09	1,211	1,210
1.06%, 02/09/09	3,496	3,492
2.17%, 02/09/09	2,725	2,719
2.27%, 02/09/09	2,000	1,995
2.32%, 02/09/09	3,979	3,969
2.32%, 02/11/09	1,500	1,496
2.80%, 02/11/09	6,240	6,220
3.03%, 02/11/09	1,059	1,055
3.03%, 02/13/09	2,500	2,491
0.85%, 02/17/09	2,965	2,962
1.06%, 02/17/09	1,760	1,758
2.37%, 02/17/09	1,000	997
2.63%, 02/17/09	2,500	2,491
2.83%, 02/18/09	1,325	1,320
2.85%, 02/18/09	2,000	1,993
2.79%, 02/23/09	1,000	996
2.27%, 03/04/09	1,870	1,863
1.21%, 03/25/09	2,000	1,994
0.23%, 04/01/09	1,500	1,499
1.41%, 04/29/09	1,429	1,422
0.80%, 06/01/09	2,095	2,088
Federal Farm Credit Bank
0.03%, 01/15/09	1,200	1,200
1.20%, 01/15/09	7,000	6,997
0.05%, 01/16/09	9,630	9,630
2.53%, 04/06/09	1,024	1,017
1.41%, 06/19/09	1,570	1,560
Federal Home Loan Bank
2.31%, 01/14/09	2,730	2,728
2.37%, 01/15/09	1,000	999
3.23%, 01/15/09	4,000	3,995
2.26%, 01/20/09	2,450	2,447
2.01%, 01/26/09	1,349	1,347
0.99%, 01/27/09	2,000	1,999
2.85%, 01/30/09	1,108	1,105
2.99%, 01/30/09	1,050	1,047
2.42%, 02/02/09	3,655	3,647
2.52%, 02/02/09	2,900	2,894
1.75%, 02/11/09	1,858	1,854
1.00%, 02/13/09	2,765	2,762
2.18%, 02/13/09	1,000	997
2.32%, 02/13/09	2,000	1,995
2.89%, 02/20/09	1,150	1,145
2.84%, 02/24/09	2,000	1,992
1.15%, 03/03/09	1,000	998
0.89%, 03/04/09	2,000	1,997
2.27%, 03/06/09	1,000	996
1.29%, 03/27/09	3,000	2,991
0.75%, 04/13/09	1,374	1,371
Freddie Mac
0.90%, 01/05/09	5,000	5,000
2.37%, 01/05/09	1,000	1,000
1.83%, 01/12/09	3,000	2,998
0.90%, 01/16/09	3,000	2,999
2.73%, 01/20/09	1,968	1,965
2.84%, 01/20/09	1,000	999
1.02%, 01/23/09	1,000	999
0.75%, 01/26/09	1,000	999
1.00%, 01/26/09	2,103	2,102
2.43%, 01/26/09	2,820	2,815
2.86%, 01/26/09	3,500	3,493
1.06%, 02/02/09	2,200	2,198
2.65%, 02/02/09	1,000	998
0.93%, 02/03/09	2,000	1,998
2.42%, 02/09/09	3,000	2,992
2.74%, 02/09/09	3,000	2,991
0.30%, 02/18/09	1,950	1,949
2.64%, 02/18/09	1,500	1,495
2.63%, 02/24/09	1,550	1,544
2.89%, 03/02/09	1,128	1,123
1.41%, 03/06/09	2,800	2,793
2.43%, 03/09/09	1,662	1,655

6 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.70%, 03/13/09	1,700	1,698
2.27%, 03/17/09	1,600	1,593
1.26%, 03/19/09	2,100	2,094
1.15%, 03/23/09	3,000	2,992
3.20%, 03/23/09	3,000	2,979
1.31%, 03/30/09	1,314	1,310
0.90%, 04/01/09	4,838	4,827
0.90%, 04/07/09	1,899	1,894
0.50%, 04/14/09	4,889	4,882
0.25%, 04/17/09	1,990	1,989
0.45%, 05/20/09	5,000	4,991
Tennessee Valley Authority
0.20%, 01/15/09	15,000	14,999

		222,969

Total Federal Agency Securities (Cost $225,976)		225,976

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investment 14.9% of net assets

Repurchase Agreement 14.9%

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $40,700.
0.03%, issued 12/31/08,
due 01/02/09	39,901	39,901

Total Other Investment (Cost $39,901)		39,901

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $265,877.

See financial notes 7

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$225,976
Repurchase agreements, at cost and value	+	39,901

Total investments, at cost and value		265,877
Receivables:
Fund shares sold		2,173
Interest		55
Prepaid expenses	+	34

Total assets		268,139

Liabilities
Payables:
Investment adviser and administrator fees		8
Fund shares redeemed		78
Accrued expenses	+	34

Total liabilities		120

Net Assets
Total assets		268,139
Total liabilities	−	120

Net assets		$268,019
Net Assets by Source
Capital received from investors		268,019

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$268,019		268,066		$1.00

8 See financial notes

 Schwab Money Market Portfolio

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$5,980

Expenses
Investment adviser and administrator fees		844
Portfolio accounting fees		43
Trustees’ fees		42
Professional fees		31
Temporary Guarantee Program expense		29
Shareholder reports		12
Custodian fees		11
Other expenses	+	2

Total expenses		1,014
Custody credits	−	1

Net expenses		1,013

Increase (Decrease) in Net Assets from Operations
Total investment income		5,980
Net expenses	−	1,013

Net investment income		4,967

Increase in net assets from operations		$4,967

See financial notes 9

 Schwab Money Market Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$4,967	$8,540

Increase in net assets from operations		4,967	8,540

Distributions to Shareholders
Distributions from net investment income		4,967	8,540

Transactions in Fund Shares*
Shares Sold		238,748	288,488
Shares Reinvested		4,967	8,540
Shares Redeemed	+	(191,099)	(240,305)

Net transactions in fund shares		52,616	56,723

Net Assets
Beginning of period		215,403	158,680
Total Increase	+	52,616	56,723

End of period		$268,019	$215,403

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

10 See financial notes

 Schwab Money Market Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab Money Market Portfolio offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are X 1,000)

The following is a summary of the significant accounting policies the fund uses in the preparation of the financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

 11

 Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends from net investment income every day it is open for business. These dividends are paid out to the insurance company separate accounts once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) Accounting Pronouncements:

The fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

12

 Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2008:

Investment in
Valuation Inputs	Securities*

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	265,877
Level 3 — Significant unobservable inputs	—

Total	$265,877

*  The fund had no other financial instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about fund’s derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the fund’s financial statement disclosures.

3. Risk factors:

The fund invests substantially in money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of entities providing these enhancements and the issuers of these securities could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside of the U.S. or in securities with credit and liquidity support features provided by entities domiciled outside of the U.S. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

The fund may also experience liquidity risk due to positions held in securities whose markets may experience reduced liquidity. These positions may take longer than seven days to liquidate if required.

4.	Temporary Guarantee Program:
(All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The fund paid $25 to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the fund paid $37 to participate in the extension of the Program, which covers the period December 19, 2008 through April 30, 2009. Subject to provisions contained in the guarantee agreement signed by the fund, the Program guarantees that the shareholders in the fund as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

 13

 Schwab Money Market Portfolio

Financial Notes (continued)

5.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent. Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2010.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2008, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7.	Borrowing from Banks:
(All dollar amounts are x 1,000)

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund had no borrowing from the lines of credit during the period.

14

 Schwab Money Market Portfolio

Financial Notes (continued)

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2008, the fund had no undistributed earnings on a tax basis.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the fund had no capital loss carry forwards.

As of December 31, 2008, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains. The fund had a capital losses of $2 that expired in 2008.

The tax-basis components of distributions paid during the current and prior period were:

	Current period distributions	Prior period distributions

Ordinary income	$4,967	$8,540
Long-term capital gains	—	—
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2008, the fund made the following reclassifications:

Capital shares	$(2)
Undistributed net investment income	—
Net realized capital gains and losses	$2

As of December 31, 2008, management has reviewed the tax positions for open periods, as applicable to the funds and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008 the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for the tax years before 2004.

 15

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting The Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 13, 2009

16

Trustees and Officers

The tables below give information as of December 31, 2008, about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of since Schwab Annuity Portfolios 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

 17

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

18

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 19

Large-Cap Blend
Schwab S&P 500 Index Portfolio

Large-Cap Annual report for the period ended December 31, 2008

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec. gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

Over the past year, the U.S. financial marketplace experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since August of 2007 following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September of 2008, the U.S. Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and Government intervention in AIG, among other events. In this erratic environment, investors became extremely cautious of all but U.S. Government-backed assets, such as U.S. Treasuries, and in many cases preferred safety and liquidity over yield.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment and consumer confidence showed no signs of rebounding at the end of the year as the economy fell deeper into a recession. The GDP growth rate contracted -0.5% in the third quarter, reflecting the sharp downturn in personal consumption and housing investments. The number of unemployed grew by 3.6 million during the 12-month period, resulting in a 7.2% unemployment rate in December. Continued weakening of the global economy was also evident in the fourth quarter as energy demand slowed and oil prices dropped to less than $40 a barrel after surging to a record $147 in July. Although lower gas prices provided much-needed relief for consumers, the economic outlook remained bleak on the expectation of continued slowing given the persistence of broad-based turmoil. In December, the Consumer Confidence Index reached an all-time low of 38.0, sliding from 44.7 in November, while retail sales dropped -2.7%.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns for the year were solidly negative in all major sectors. For the year ending December 31, 2008, the S&P 500 Index was down -37.00%. By comparison, the Russell 1000 Index was down -37.60%. In the S&P 500, Financials returned -56.95% for the year, followed by Materials and Information Technology, which were down -47.05% and -43.68%, respectively. Though still negative, relatively better performing sectors were Consumer Staples and Health Care, down -17.66% and -24.48%, respectively. In general, stock prices experienced heightened volatility throughout the period, exacerbated by forced selling in large institutional funds, a flight to the safety of cash and government-backed assets, and a number of dramatic market events, such as the collapse of Bear Stearns and Lehman Brothers.

In an attempt to stabilize market conditions, the Government instituted a variety of stimulus measures, including a $700 billion financial rescue package. Additionally, the Federal Reserve lowered the Federal Funds Rate to a target range of 0% to 0.25%, its seventh rate cut in 2008. Although inflation was a concern earlier in the period, as the economy slowed and the prices of many commodities declined significantly in the latter half of the year, the Fed decided that thawing credit markets and stimulating the economy outweighed inflation concerns. Despite these interventionist moves, market volatility persisted and credit remained tight.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-37.00%	S&P 500® Index: measures U.S. large-cap stocks

-33.79%	Russell 2000® Index: measures U.S. small-cap stocks

-43.06%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.24%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

1.77%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab S&P 500 Index Portfolio 1

Portfolio Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment
Management, is responsible for the overall management of the portfolio. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. He joined the firm in 1998 and was named to his current position in 2007.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

The Schwab S&P 500 Index Portfolio returned -36.56% for the period, tracking its benchmark the S&P 500 Index, which returned -37.00%. Indices are unmanaged, and unlike the portfolio, do not include operational and transactional costs. The S&P 500 Index spans a broad range of industries as it includes the 500 leading U.S. companies and is market-cap weighted. Therefore, its returns are most heavily influenced by the largest names in the index. In the S&P 500, Financials returned -56.95% for the year, followed by Materials and Information Technology, which were down -47.05% and -43.68%, respectively. Though still negative, relatively better performing sectors were Consumer Staples and Health Care, down -17.66% and -24.48%, respectively. In general, stock prices experienced heightened volatility throughout the period, exacerbated by forced selling in large institutional funds, a flight to the safety of cash and government-backed assets, and a number of dramatic market events, such as the collapse of Bear Stearns and Lehman Brothers.

As of 12/31/08:
 Style Assessment1

,
 Statistics

Number of Holdings	508
Weighted Average
Market Cap

($ x 1,000,000)	$78,556

Price/Earnings Ratio (P/E)	17.2

Price/Book Ratio (P/B)	1.8

Portfolio Turnover Rate	3%

 Sector Weightings % of Investments

Information Technology	15.3%

Health Care	14.8%

Energy	13.2%

Financials	13.1%

Consumer Staples	12.8%

Industrials	11.1%

Consumer Discretionary	8.5%

Utilities	4.2%

Telecommunication Services	3.8%

Materials	2.9%

Other	0.3%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	5.2%

The Procter & Gamble Co.	2.3%

Johnson & Johnson	2.1%

AT & T, Inc.	2.1%

General Electric Co.	2.1%

Chevron Corp.	2.0%

Microsoft Corp.	1.9%

Wal-Mart Stores, Inc.	1.7%

Wells Fargo & Co.	1.6%

JPMorgan Chase & Co.	1.5%

Total	22.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio as of 12/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

 Schwab S&P 500 Index Portfolio

Performance Summary as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Performance of a Hypothetical
$10,000 Investment

 Average Annual Total Returns1,2

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/1/96)	-36.56%	-2.20%	-1.57%
Benchmark: S&P 500® Index	-37.00%	-2.19%	-1.38%
Fund Category: Morningstar Large-Cap Blend	-39.36%	-4.00%	-2.42%

Portfolio Expense Ratios3: 0.25%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[2]	Source for category information: Morningstar, Inc.

[3]	As of 4/29/08 as stated in the prospectus.

4 Schwab S&P 500 Index Portfolio

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2008 and held through December 31, 2008.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/08	at 12/31/08	7/1/08–12/31/08

Schwab S&P 500 Index Portfolio
Actual Return	0.26%	$1,000	$720.40	$1.12
Hypothetical 5% Return	0.26%	$1,000	$1,023.83	$1.32

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

Schwab S&P 500 Index Portfolio 5

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06	1/1/05	1/1/04
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	21.37	20.60	18.09	17.56	16.06

Income (loss) from investment operations:
Net investment income (loss)	0.37	0.39	0.34	0.31	0.29
Net realized and unrealized gains (losses)	(8.18)	0.71	2.48	0.53	1.40

Total from investment operations	(7.81)	1.10	2.82	0.84	1.69
Less distributions:
Distributions from net investment income	(0.38)	(0.33)	(0.31)	(0.31)	(0.19)

Net asset value at end of period	13.18	21.37	20.60	18.09	17.56

Total return (%)	(36.56)	5.34	15.60	4.75	10.53

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.26	0.25	0.28	0.27	0.28
Gross operating expenses	0.26	0.25	0.31	0.30	0.31
Net investment income (loss)	2.10	1.74	1.67	1.59	1.75
Portfolio turnover rate	3	2	3	4	4
Net assets, end of period ($ x 1,000,000)	105	169	167	157	162

6 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio by industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.9%		Common Stock	107,074	105,325
0.3%		Short-Term Investments	268	268

100.2%		Total Investments	107,342	105,593
(0	.2)%	Other Assets and Liabilities, Net		(186)

100.0%		Net Assets		105,407

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.9% of net assets

Automobiles & Components 0.3%

Ford Motor Co. *	24,212	56
General Motors Corp.	6,277	20
Harley-Davidson, Inc.	3,256	55
Johnson Controls, Inc.	7,500	136
The Goodyear Tire & Rubber Co. *	2,500	15

		282

Banks 3.3%

BB&T Corp.	7,320	201
Comerica, Inc.	2,330	46
Fifth Third Bancorp	7,705	64
First Horizon National Corp.	2,720	29
Hudson City Bancorp, Inc.	6,900	110
Huntington Bancshares, Inc.	4,856	37
KeyCorp	6,600	56
M&T Bank Corp.	1,071	62
Marshall & Ilsley Corp.	3,438	47
National City Corp.	27,850	50
People’s United Financial, Inc.	4,600	82
PNC Financial Services Group, Inc.	4,620	226
Regions Financial Corp.	9,227	74
Sovereign Bancorp, Inc. *	7,255	22
SunTrust Banks, Inc.	4,800	142
U.S. Bancorp	23,199	580
Wells Fargo & Co.	56,358	1,661
Zions Bancorp	1,508	37

		3,526

Capital Goods 8.2%

3M Co.	9,240	532
Caterpillar, Inc.	8,680	388
Cooper Industries Ltd., Class A	2,600	76
Cummins, Inc.	2,400	64
Danaher Corp.	3,126	177
Deere & Co.	5,800	222
Dover Corp.	2,800	92
Eaton Corp.	1,740	86
Emerson Electric Co.	10,760	394
Fastenal Co.	1,276	44
Flowserve Corp.	800	41
Fluor Corp.	2,200	99
General Dynamics Corp.	5,230	301
General Electric Co.	137,578	2,229
Goodrich Corp.	1,660	61
Honeywell International, Inc.	9,937	326
Illinois Tool Works, Inc.	5,344	187
Ingersoll-Rand Co., Ltd., Class A	4,952	86
ITT Corp.	2,480	114
Jacobs Engineering Group, Inc. *	1,500	72
L-3 Communications Holdings, Inc.	1,500	111
Lockheed Martin Corp.	4,690	394
Masco Corp.	5,010	56
Northrop Grumman Corp.	4,534	204
PACCAR, Inc.	4,194	120
Pall Corp.	1,400	40
Parker Hannifin Corp.	2,475	105
Precision Castparts Corp.	1,700	101
Raytheon Co.	5,830	298
Rockwell Automation, Inc.	2,350	76
Rockwell Collins, Inc.	2,200	86
Textron, Inc.	3,400	47
The Boeing Co.	10,396	444
The Manitowoc Co., Inc.	1,500	13
Tyco International Ltd.	6,294	136
United Technologies Corp.	13,200	708
W.W. Grainger, Inc.	800	63

		8,593

Commercial & Professional Supplies 0.7%

Avery Dennison Corp.	1,100	36
Cintas	1,157	27
Equifax, Inc.	2,000	53
Monster Worldwide, Inc. *	1,704	21
Pitney Bowes Inc	2,800	71
R.R. Donnelley & Sons Co.	2,960	40
Republic Services, Inc.	4,236	105
Robert Half International, Inc.	1,550	32
Stericycle, Inc. *	1,100	57
The Dun & Bradstreet Corp.	700	54
Waste Management, Inc.	7,357	244

		740

Consumer Durables & Apparel 0.9%

Centex Corp.	1,400	15
Coach, Inc. *	4,600	95
D.R. Horton, Inc.	2,500	18
Eastman Kodak Co.	3,155	21
Fortune Brands, Inc.	1,607	66
Harman International Industries, Inc.	800	13
Hasbro, Inc.	2,525	74
Jones Apparel Group, Inc.	1,500	9

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

KB HOME	960	13
Leggett & Platt, Inc.	2,300	35
Lennar Corp., Class A	1,600	14
Liz Claiborne, Inc.	997	3
Mattel, Inc.	5,300	85
Newell Rubbermaid, Inc.	3,924	38
NIKE, Inc., Class B	4,920	251
Polo Ralph Lauren Corp.	900	41
Pulte Homes, Inc.	2,000	22
Snap-on, Inc.	800	31
The Black & Decker Corp.	1,010	42
The Stanley Works	391	13
VF Corp.	1,110	61
Whirlpool Corp.	1,033	43

		1,003

Consumer Services 1.8%

Apollo Group, Inc., Class A *	1,327	101
Carnival Corp.	5,222	127
Darden Restaurants, Inc.	1,590	45
H&R Block, Inc.	4,200	95
International Game Technology	4,200	50
Marriott International, Inc., Class A	4,312	84
McDonald’s Corp.	15,500	964
Starbucks Corp. *	9,520	90
Starwood Hotels & Resorts Worldwide, Inc.	2,900	52
Wyndham Worldwide Corp.	2,280	15
Wynn Resorts Ltd. *	800	34
Yum! Brands, Inc.	7,400	233

		1,890

Diversified Financials 6.1%

American Capital Ltd.	1,200	4
American Express Co.	15,870	294
Ameriprise Financial, Inc.	3,278	77
Bank of America Corp.	68,067	958
Bank of New York Mellon Corp.	15,317	434
Capital One Financial Corp.	5,180	165
CIT Group, Inc.	2,400	11
Citigroup, Inc.	70,682	474
CME Group, Inc.	760	158
Discover Financial Services	6,890	66
E *TRADE Financial Corp. *	5,160	6
Federated Investors, Inc., Class B	1,100	19
Franklin Resources, Inc.	2,100	134
IntercontinentalExchange, Inc. *	900	74
Invesco Ltd.	3,900	56
Janus Capital Group, Inc.	1,941	16
JPMorgan Chase & Co.	50,701	1,599
Legg Mason, Inc.	1,500	33
Leucadia National Corp. *	2,000	40
Merrill Lynch & Co., Inc.	19,780	230
Moody’s Corp.	2,680	54
Morgan Stanley	13,780	221
Northern Trust Corp.	2,470	129
NYSE Euronext	3,000	82
Price T Rowe Group	3,400	120
SLM Corp. *	5,200	46
State Street Corp.	5,100	201
The Charles Schwab Corp. (a)	13,046	211
The Goldman Sachs Group, Inc.	5,657	477
The NASDAQ OMX Group, Inc. *	1,800	44

		6,433

Energy 13.2%

Anadarko Petroleum Corp.	6,094	235
Apache Corp.	4,008	299
Baker Hughes, Inc.	4,100	131
BJ Services Co.	3,800	44
Cabot Oil & Gas Corp.	1,300	34
Cameron International Corp. *	2,800	57
Chesapeake Energy Corp.	6,300	102
Chevron Corp.	27,816	2,058
ConocoPhillips	21,352	1,106
CONSOL Energy, Inc.	2,300	66
Devon Energy Corp.	5,663	372
El Paso Corp.	9,041	71
ENSCO International, Inc.	1,900	54
EOG Resources, Inc.	3,214	214
Exxon Mobil Corp.	68,818	5,494
Halliburton Co.	11,820	215
Hess Corp.	3,410	183
Marathon Oil Corp.	9,264	253
Massey Energy Co.	1,000	14
Murphy Oil Corp.	2,332	103
Nabors Industries Ltd. *	4,000	48
National-Oilwell Varco, Inc. *	3,786	93
Noble Corp.	3,200	71
Noble Energy	2,000	98
Occidental Petroleum Corp.	11,000	660
Peabody Energy Corp.	3,300	75
Pioneer Natural Resources Co.	1,600	26
Range Resources Corp.	1,700	58
Rowan Cos., Inc.	1,200	19
Schlumberger	15,340	649
Smith International, Inc.	2,500	57
Southwestern Energy Co. *	4,400	127
Spectra Energy Corp.	7,781	122
Sunoco, Inc.	1,240	54
Tesoro Corp.	1,800	24
The Williams Cos., Inc.	7,600	110
Valero Energy Corp.	6,960	151
Weatherford International Ltd. *	8,560	93
XTO Energy, Inc.	6,686	236

		13,876

Food & Staples Retailing 3.4%

Costco Wholesale Corp.	5,600	294
CVS Caremark Corp.	19,905	572
Safeway, Inc.	6,200	147
SUPERVALU, Inc.	2,435	36
Sysco Corp.	7,700	177
The Kroger Co.	9,100	240
Wal-Mart Stores, Inc.	31,230	1,751
Walgreen Co.	12,975	320
Whole Foods Market, Inc.	1,800	17

		3,554

Food, Beverage & Tobacco 6.1%

Altria Group, Inc.	26,864	405

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Archer-Daniels-Midland Co.	8,400	242
Brown-Forman Corp., Class B	880	45
Campbell Soup Co.	2,300	69
Coca-Cola Enterprises, Inc.	4,000	48
ConAgra Foods, Inc.	6,770	112
Constellation Brands, Inc., Class A *	2,300	36
Dean Foods Co. *	1,700	31
Dr. Pepper Snapple Group, Inc. *	3,000	49
General Mills Inc	4,579	278
H.J. Heinz Co.	4,510	170
Kellogg Co.	3,400	149
Kraft Foods, Inc., Class A	18,590	499
Lorillard, Inc.	2,136	120
McCormick & Co., Inc.	1,700	54
Molson Coors Brewing Co., Class B	1,678	82
PepsiCo, Inc.	21,040	1,152
Philip Morris International, Inc.	26,864	1,169
Reynolds American, Inc.	2,156	87
Sara Lee Corp.	10,600	104
The Coca-Cola Co.	26,362	1,193
The Hershey Co.	2,244	78
The J. M. Smucker Co.	1,986	86
The Pepsi Bottling Group, Inc.	1,902	43
Tyson Foods, Inc., Class A	1,186	10
UST, Inc.	2,200	153

		6,464

Health Care Equipment & Services 4.4%

Aetna, Inc.	6,840	195
AmerisourceBergen Corp.	2,720	97
Baxter International, Inc.	8,690	466
Becton, Dickinson & Co.	3,300	226
Boston Scientific Corp. *	15,090	117
C.R. Bard, Inc.	1,320	111
Cardinal Health, Inc.	5,374	185
CIGNA Corp.	4,680	79
Coventry Health Care, Inc. *	2,050	31
Covidien Ltd.	6,594	239
DENTSPLY International, Inc.	2,000	56
Express Scripts, Inc. *	3,544	195
Hospira, Inc. *	2,100	56
Humana, Inc. *	2,100	78
IMS Health, Inc.	2,600	39
Intuitive Surgical, Inc. *	500	63
Laboratory Corp. of America Holdings *	1,504	97
McKesson Corp.	3,956	153
Medco Health Solutions, Inc. *	7,776	326
Medtronic, Inc.	14,709	462
Patterson Cos., Inc. *	980	18
Quest Diagnostics, Inc.	1,960	102
St. Jude Medical, Inc. *	4,204	139
Stryker Corp.	3,900	156
Tenet Healthcare Corp. *	6,500	7
UnitedHealth Group, Inc.	17,630	469
Varian Medical Systems, Inc. *	1,000	35
WellPoint, Inc. *	8,136	343
Zimmer Holdings, Inc. *	2,984	121

		4,661

Household & Personal Products 3.3%

Avon Products, Inc.	5,116	123
Colgate-Palmolive Co.	6,470	443
Kimberly-Clark Corp.	5,706	301
The Clorox Co.	1,900	106
The Estee Lauder Cos., Inc., Class A	1,500	46
The Procter & Gamble Co.	39,493	2,442

		3,461

Insurance 2.8%

Aflac, Inc.	6,610	303
American International Group, Inc.	33,438	52
Aon Corp.	4,550	208
Assurant, Inc.	1,500	45
Cincinnati Financial Corp.	2,335	68
Genworth Financial, Inc., Class A	5,000	14
Lincoln National Corp.	3,662	69
Loews Corp.	3,788	107
Marsh & McLennan Cos., Inc.	7,000	170
MBIA, Inc. *	1,750	7
MetLife, Inc.	9,807	342
Principal Financial Group, Inc.	3,563	80
Prudential Financial, Inc.	6,470	196
The Allstate Corp.	8,440	276
The Chubb Corp.	5,160	263
The Hartford Financial Services Group, Inc.	3,930	65
The Progressive Corp.	9,500	141
The Travelers Cos., Inc.	8,999	407
Torchmark Corp.	1,500	67
Unum Group	4,276	80
XL Capital Ltd., Class A	1,900	7

		2,967

Materials 2.9%

Air Products & Chemicals, Inc.	3,000	151
AK Steel Holding Corp.	1,125	10
Alcoa, Inc.	11,072	125
Allegheny Technologies, Inc.	1,270	32
Ashland, Inc.	965	10
Ball Corp.	1,200	50
Bemis Co., Inc.	1,400	33
CF Industries Holdings, Inc.	700	34
E.I. du Pont de Nemours & Co.	12,114	306
Eastman Chemical Co.	1,000	32
Ecolab, Inc.	2,104	74
Freeport-McMoRan Copper & Gold, Inc.	4,802	117
International Flavors & Fragrances, Inc.	1,000	30
International Paper Co.	6,498	77
MeadWestvaco Corp.	2,549	28
Monsanto Co.	7,050	496
Newmont Mining Corp.	5,446	222
Nucor Corp.	4,000	185
Owens-Illinois, Inc. *	2,200	60
Pactiv Corp. *	1,800	45
PPG Industries, Inc.	2,300	98
Praxair, Inc.	4,165	247

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Rohm & Haas Co.	2,105	130
Sealed Air Corp.	2,428	36
Sigma-Aldrich Corp.	1,282	54
The Dow Chemical Co.	12,305	186
Titanium Metals Corp.	1,000	9
United States Steel Corp.	1,500	56
Vulcan Materials Co.	1,100	77
Weyerhaeuser Co.	2,800	86

		3,096

Media 2.7%

CBS Corp., Class B	9,880	81
Comcast Corp., Class A	40,173	678
Gannett Co., Inc.	2,960	24
Interpublic Group of Cos., Inc. *	4,997	20
Meredith Corp.	300	5
News Corp., Class A	30,574	278
Omnicom Group, Inc.	4,600	124
Scripps Networks Interactive, Class A	1,000	22
The DIRECTV Group, Inc. *	9,900	227
The McGraw-Hill Cos., Inc.	4,750	110
The New York Times Co., Class A	1,700	12
The Washington Post Co., Class B	30	12
Time Warner, Inc.	49,223	495
Viacom, Inc., Class B *	9,080	173
The Walt Disney Co.	25,300	574

		2,835

Pharmaceuticals & Biotechnology 10.4%

Abbott Laboratories	20,535	1,096
Allergan, Inc.	4,110	166
Amgen, Inc. *	14,104	814
Biogen Idec, Inc. *	3,850	183
Bristol-Myers Squibb Co.	26,340	612
Celgene Corp. *	6,050	334
Cephalon, Inc. *	900	69
Eli Lilly & Co.	13,320	536
Forest Laboratories, Inc. *	4,070	104
Genzyme Corp. *	3,600	239
Gilead Sciences, Inc. *	12,258	627
Johnson & Johnson	37,698	2,255
King Pharmaceuticals, Inc. *	3,466	37
Life Technologies Corp. *	1,439	34
Merck & Co., Inc.	28,550	868
Millipore Corp. *	500	26
Mylan, Inc. *	2,691	27
PerkinElmer, Inc.	1,700	24
Pfizer, Inc.	89,769	1,590
Schering-Plough Corp.	21,640	369
Teva Pharmaceutical Industries Ltd. - ADR	909	39
Thermo Fisher Scientific, Inc. *	5,590	190
Waters Corp. *	1,400	51
Watson Pharmaceuticals, Inc. *	1,500	40
Wyeth	17,770	667

		10,997

Real Estate 0.9%

Apartment Investment & Management Co., Class A	1,635	19
AvalonBay Communities, Inc.	1,000	61
Boston Properties, Inc.	1,216	67
CB Richard Ellis Group, Inc., Class A *	2,300	10
Developers Diversified Realty Corp.	1,600	8
Equity Residential	3,500	104
General Growth Properties, Inc.	3,000	4
HCP, Inc.	2,800	78
Host Hotels & Resorts, Inc.	6,500	49
Kimco Realty Corp.	2,710	49
Plum Creek Timber Co., Inc.	2,060	72
ProLogis	2,600	36
Public Storage	1,500	119
Simon Property Group, Inc.	2,800	149
Vornado Realty Trust	1,600	96

		921

Retailing 2.8%

Abercrombie & Fitch Co., Class A	500	11
Amazon.com, Inc. *	3,900	200
AutoNation, Inc. *	1,900	19
AutoZone, Inc. *	500	70
Bed Bath & Beyond, Inc. *	3,016	77
Best Buy Co., Inc.	5,075	143
Big Lots, Inc. *	1,400	20
Dillard’s, Inc., Class A	600	2
Expedia, Inc. *	2,600	21
Family Dollar Stores, Inc.	2,000	52
GameStop Corp., Class A *	2,000	43
Genuine Parts Co.	2,500	95
The Home Depot, Inc.	22,905	527
J.C. Penney Co., Inc.	2,900	57
Kohl’s Corp. *	4,410	160
Limited Brands, Inc.	3,908	39
Lowe’s Cos., Inc.	19,760	425
Macy’s, Inc.	5,922	61
Nordstrom, Inc.	2,850	38
Office Depot, Inc. *	3,500	10
RadioShack Corp.	259	3
Sears Holdings Corp. *	1,175	46
Staples, Inc.	9,150	164
Target Corp.	11,170	386
The Gap, Inc.	7,076	95
The Sherwin-Williams Co.	1,133	68
The TJX Cos., Inc.	6,310	130
Tiffany & Co.	1,126	27

		2,989

Semiconductors & Semiconductor Equipment 2.2%

Advanced Micro Devices, Inc. *	5,530	12
Altera Corp.	4,880	81
Analog Devices, Inc.	4,130	78
Applied Materials, Inc.	17,770	180
Broadcom Corp., Class A *	6,165	105
Intel Corp.	74,371	1,090
KLA-Tencor Corp.	2,700	59

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Linear Technology Corp.	3,200	71
LSI Corp. *	5,410	18
MEMC Electronic Materials, Inc. *	2,900	41
Microchip Technology, Inc.	2,500	49
Micron Technology, Inc. *	8,800	23
National Semiconductor Corp.	4,400	44
Novellus Systems, Inc. *	1,600	20
NVIDIA Corp. *	7,200	58
Teradyne, Inc. *	2,100	9
Texas Instruments, Inc.	18,340	285
Xilinx, Inc.	3,800	68

		2,291

Software & Services 6.0%

Adobe Systems, Inc. *	7,400	158
Affiliated Computer Services, Inc., Class A *	1,191	55
Akamai Technologies, Inc. *	2,000	30
Autodesk, Inc. *	3,320	65
Automatic Data Processing, Inc.	7,173	282
BMC Software, Inc. *	3,200	86
CA, Inc.	6,044	112
Citrix Systems, Inc. *	2,360	56
Cognizant Technology Solutions Corp., Class A *	3,600	65
Computer Sciences Corp. *	2,400	84
Compuware Corp. *	3,750	25
Convergys Corp. *	1,354	9
eBay, Inc. *	14,588	204
Electronic Arts, Inc. *	4,058	65
Fidelity National Information Services, Inc.	2,000	32
Fiserv, Inc. *	2,260	82
Google, Inc., Class A *	2,977	916
Intuit, Inc. *	4,396	105
MasterCard, Inc., Class A	1,000	143
McAfee, Inc. *	2,000	69
Microsoft Corp.	105,168	2,044
Novell, Inc. *	5,200	20
Oracle Corp. *	51,720	917
Paychex, Inc.	4,450	117
Salesforce.com, Inc. *	1,054	34
Symantec Corp. *	12,141	164
Total System Services, Inc.	2,600	36
VeriSign, Inc. *	2,025	39
Western Union Co.	9,959	143
Yahoo!, Inc. *	15,500	189

		6,346

Technology Hardware & Equipment 7.2%

Agilent Technologies, Inc. *	5,867	92
Amphenol Corp., Class A	2,300	55
Apple, Inc. *	11,500	982
Ciena Corp. *	957	6
Cisco Systems, Inc. *	78,538	1,280
Corning, Inc.	19,950	190
Dell, Inc. *	28,872	296
EMC Corp. *	27,122	284
FLIR Systems, Inc. *	1,900	58
Harris Corp.	1,800	69
Hewlett-Packard Co.	33,413	1,213
International Business Machines Corp.	17,885	1,505
Jabil Circuit, Inc.	2,127	14
JDS Uniphase Corp. *	2,519	9
Juniper Networks, Inc. *	6,800	119
Lexmark International, Inc., Class A *	1,300	35
Molex, Inc.	1,800	26
Motorola, Inc.	29,835	132
NetApp, Inc. *	4,600	64
QLogic Corp. *	1,990	27
QUALCOMM, Inc.	21,490	770
SanDisk Corp. *	2,900	28
Sun Microsystems, Inc. *	11,450	44
Tellabs, Inc. *	5,630	23
Teradata Corp. *	2,400	36
Tyco Electronics Ltd.	6,294	102
Xerox Corp.	12,190	97

		7,556

Telecommunication Services 3.8%

American Tower Corp., Class A *	5,300	156
AT&T, Inc.	78,888	2,248
CenturyTel, Inc.	1,490	41
Embarq Corp.	1,997	72
Frontier Communications Corp.	4,718	41
Qwest Communications International, Inc.	21,216	77
Sprint Nextel Corp. *	38,839	71
Verizon Communications, Inc.	37,604	1,275
Windstream Corp.	5,335	49

		4,030

Transportation 2.3%

Burlington Northern Santa Fe Corp.	4,230	320
C.H. Robinson Worldwide, Inc.	2,200	121
CSX Corp.	6,020	196
Expeditors International of Washington, Inc.	2,500	83
FedEx Corp.	3,920	252
Norfolk Southern Corp.	5,100	240
Ryder System, Inc.	600	23
Southwest Airlines Co.	7,886	68
Union Pacific Corp.	7,140	341
United Parcel Service, Inc., Class B	13,415	740

		2,384

Utilities 4.2%

Allegheny Energy, Inc.	2,241	76
Ameren Corp.	2,800	93
American Electric Power Co., Inc.	5,370	179
CenterPoint Energy, Inc.	4,550	57
CMS Energy Corp.	2,960	30
Consolidated Edison, Inc.	3,650	142
Constellation Energy Group, Inc.	2,500	63
Dominion Resources, Inc.	7,740	277
DTE Energy Co.	2,200	78
Duke Energy Corp.	16,863	253
Dynegy, Inc., Class A *	4,295	9

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Edison International	4,350	140
Entergy Corp.	2,527	210
Equitable Resources, Inc.	1,700	57
Exelon Corp.	8,740	486
FirstEnergy Corp.	4,288	208
FPL Group, Inc.	5,450	274
Integrys Energy Group, Inc.	697	30
Nicor, Inc.	610	21
NiSource, Inc.	3,646	40
Pepco Holdings, Inc.	2,850	51
PG&E Corp.	4,800	186
Pinnacle West Capital Corp.	1,350	43
PPL Corp.	5,010	154
Progress Energy, Inc.	3,480	139
Public Service Enterprise Group, Inc.	6,750	197
Questar Corp.	2,300	75
SCANA Corp.	1,600	57
Sempra Energy	3,291	140
Southern Co.	10,260	380
TECO Energy, Inc.	2,840	35
The AES Corp. *	8,950	74
Wisconsin Energy Corp.	1,550	65
Xcel Energy, Inc.	5,959	111

		4,430

Total Common Stock (Cost $107,074)		105,325

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.3% of net assets

Commercial Paper & Other Obligations 0.2%

JPMorgan Chase & Co., London Time Deposit
0.25%, 01/02/09	203	203

U.S. Treasury Obligation 0.1%

U.S. Treasury Bills
0.02%, 03/26/09	65	65

Total Short-Term Investments (Cost $268)		268

End of Investments.

(All dollar amounts are x 1,000.)

At 12/31/08, the tax basis cost of the fund’s investments was $110,036 and the unrealized appreciation and depreciation were $26,666 and ($31,109), respectively, with a net unrealized depreciation of ($4,443).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt

12 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of December 31, 2008; All numbers are x 1,000 except NAV.

Assets
Investments in unaffiliated issuer, at value (cost $107,221)		$105,382
Investments in affiliated issuer, at value (cost $121)		211

Total investments, at value (cost $107,342)		105,593
Receivables:
Fund shares sold		65
Dividends		239
Due from brokers for futures		3
Prepaid expenses	+	2

Total assets		105,902

Liabilities
Payables:
Investments bought		332
Investment adviser and administrator fees		1
Fund shares redeemed		122
Accrued expenses	+	40

Total liabilities		495

Net Assets
Total assets		105,902
Total liabilities	−	495

Net assets		$105,407
Net Assets by Source
Capital received from investors		122,832
Net investment income not yet distributed		2,962
Net realized capital losses		(18,638)
Net unrealized capital losses		(1,749)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$105,407		8,000		$13.18

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For January 1, 2008 to December 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from unaffiliated issuers		$3,255
Dividends received from affiliated issuer		3
Interest		37
Securities on loan	+	61

Total Investment Income		3,356

Net Realized Gains and Losses
Net realized losses on unaffiliated investments		(3,844)
Net realized losses on futures contracts	+	(1,009)

Net realized losses		(4,853)

Net Unrealized Gains and Losses
Net unrealized losses on unaffiliated investments		(60,192)
Net unrealized losses on affiliated issuer		(122)
Net unrealized losses on futures contracts	+	(20)

Net unrealized losses		(60,334)

Expenses
Investment adviser and administrator fees		213
Portfolio accounting fees		46
Professional fees		33
Trustees’ fees		32
Shareholder reports		21
Custodian fees		5
Interest expense		3
Other expenses	+	18

Total expenses		371

Increase (Decrease) in Net Assets from Operations
Total investment income		3,356
Net expenses	−	371

Net investment income		2,985
Net realized losses		(4,853)
Net unrealized losses	+	(60,334)

Decrease in net assets from operations		($62,202)

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$2,985	$2,992
Net realized gains (losses)		(4,853)	1,887
Net unrealized gains (losses)	+	(60,334)	4,063

Increase (Decrease) in net assets from operations		(62,202)	8,942

Distributions to Shareholders
Distributions from net investment income		$2,961	$2,586

Transactions in Fund Shares

		1/1/08-12/31/08		1/1/07-12/31/07
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,523	$26,975	1,237	$26,778
Shares reinvested		226	2,961	120	2,586
Shares redeemed	+	(1,642)	(28,074)	(1,552)	(33,604)

Net transactions in fund shares		107	$1,862	(195)	($4,240)

Shares Outstanding and Net Assets
		1/1/08-12/31/08		1/1/07-12/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,893	$168,708	8,088	$166,592
Total Increase or decrease	+	107	(63,301)	(195)	2,116

End of period		8,000	105,407	7,893	168,708

Net investment income not yet distributed			$2,962		$2,974

See financial notes 15

 Schwab S&P 500 Index Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000.)

The following is a summary of the significant accounting policies the fund uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

(b) Portfolio Investments:

Securities Lending: The fund may loan securities to certain brokers, dealers and other financial institutions that pay the fund negotiated fees. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

16

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund pays dividends from net investment income and makes distributions from net realized capital gains once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Not withstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with their vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(j) Accounting Pronouncements:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework

 17

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2008:

Investment in
Valuation Inputs	Securities*

Level 1 — Quoted prices	$105,325
Level 2 — Other significant observable inputs	268
Level 3 — Significant unobservable inputs	—

Total	105,593

*  The fund had no other financial instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the fund’s financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks including, but no limited to, those described below:

The prices of common stocks and other equity-type securities held by the funds may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

18

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000.)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.15%
$500 million to $5 billion	0.09%
$5 billion to $10 billion	0.08%
Over $10 billion	0.07%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent. Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.28% through April 29, 2010.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in an index which the fund uses as part of an indexing strategy.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of December 31, 2008, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6.	Borrowing from Banks:
(All dollar amounts are x 1,000.)

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

 19

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000.)

For the year ended December 31, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$8,744	$3,854

8.	Other
(All dollar amounts are x 1,000)

As a result of Lehman Brothers Holdings Inc. (Lehman) bankruptcy, the funds used their collateral deposit for all open loans with Lehman to replace those securities with identical securities. These transactions resulted in the funds recognizing the following gains or losses for financial statement purposes in accordance with FAS 140 (Accounting for Transfers of Financial Assets and Repurchase Financing Transactions) that are not recognized for Federal Income Tax purposes:

Schwab S&P 500 Index Fund	$1,554

9.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2008, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$2,955
Undistributed long-term capital gains	—
Unrealized appreciation	26,666
Unrealized depreciation	(31,109)
Other unrealized appreciation/ (depreciation)	—

Net unrealized appreciation/(depreciation)	(4,443)

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the fund had capital loss carry forwards available to offset net capital gains before the expiration dates:

Expire

2009	$1,820
2010	7,810
2011	38
2012	359
2013	2,129
2014	881
2015	—
2016	2,901

Total	$15,938

As of December 31, 2008, the fund had no deferred realized net capital losses and there were no capital losses utilized to offset capital gains. The Funds had capital losses of $225 that expired in 2008.

20

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

9.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The tax-basis components of distributions paid during the current and prior period were:

	Current period distributions	Prior period distributions

Ordinary income	$2,961	$2,586
Long-term capital gains	—	—
Return of capital	—	—

Distributions paid to participating insurance company’s separate account are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2008, the fund made the following reclassifications:

Capital shares	$(225)
Undistributed net investment income	(36)
Net realized capital losses	261

As of December 31, 2008, management has reviewed the tax positions for open periods, as applicable for the fund and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008 the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for the tax years before 2004.

 21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Index Portfolio (one of the portfolios constituting The Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 13, 2009

22

Other Federal Tax Information: (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, 100% percentage of the fund’s dividend distributions paid during the period ended December 31, 2008, qualify for the corporate dividends received deduction.

 23

Trustees and Officers

The tables below give information as of December 31, 2008, about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of since Schwab Annuity Portfolios 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

24

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

 25

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 11(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
Audit Fees

2008: $83,640            2007: $78,260

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees

For services rendered to Registrant:

2008: $5,165            2007: $4,782

Nature of these services: tax provision review.

     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

Tax Fees

For services rendered to Registrant:

2008: $7,186            2007: $6,654

Nature of these services: preparation and review of tax returns.

     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

All Other Fees

For services rendered to Registrant:

2008: $1,071       2007: $1,316

Nature of these services: review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     2008: $0     2007: $59,228
     Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
     2008: $0     2007: $2,541,476
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Annuity Portfolios

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	02/13/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	02/13/09

By:	/s/ George Pereira

George Pereira
Principal Financial Officer

Date:	02/13/09